Subsequent Events - Related Party Transactions (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2024	Mar. 31, 2024	Dec. 31, 2023
Handymax and MR
Disclosure of non-adjusting events after reporting period [line items]
Fees charged by pool manager, per vessel, per day when out of pools			$ 300
Other related parties | Related party fee increase
Disclosure of non-adjusting events after reporting period [line items]
Increase in fees charged by pool manager, per vessel, per day	$ 35
Other related parties | Prepaid expense - SCM | LR2
Disclosure of non-adjusting events after reporting period [line items]
Fees charged by pool manager, per vessel, per day when in pools			250
Other related parties | Prepaid expense - SCM | Handymax and MR
Disclosure of non-adjusting events after reporting period [line items]
Fees charged by pool manager, per vessel, per day when in pools			325
Other related parties | Prepaid expense - SCM | Related party fee increase | LR2
Disclosure of non-adjusting events after reporting period [line items]
Fees charged by pool manager, per vessel, per day when in pools	285
Other related parties | Prepaid expense - SCM | Related party fee increase | Handymax and MR
Disclosure of non-adjusting events after reporting period [line items]
Fees charged by pool manager, per vessel, per day when in pools	360
Fees charged by pool manager, per vessel, per day when out of pools	335
Other related parties | Prepaid expense - SCM | Related party fee increase | LR1 And LR2
Disclosure of non-adjusting events after reporting period [line items]
Fees charged by pool manager, per vessel, per day when out of pools	285
Other related parties | Prepaid vessel operating expenses - SSM
Disclosure of non-adjusting events after reporting period [line items]
Technical management fee, related party	187,500		$ 175,000
Increase in technical management fee, related party transactions	$ 12,500
Other related parties | Geoserve Energy Transport DMCC
Disclosure of non-adjusting events after reporting period [line items]
Emissions management fees, per vessel		$ 350
Emissions Management Fees, Percentage Per Carbon Trade		1.25%